Label	Element	Value
Teucrium 2x Long Daily XRP ETF | Reverse Repurchase Agreements [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(493.90%)
Teucrium 2x Long Daily XRP ETF | XRP Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	199.90%